Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Loans and Allowance for Loan Losses
Loans and Allowance for Loan Losses

(2)         Loans and Allowance for Loan Losses

Loans

A summary of loans, by major class within the Company’s loan portfolio, at December 31, 2013 and 2012 is as follows:

(in thousands)	2013	2012
Commercial, financial, and agricultural	$133,717	$130,040
Real estate construction - residential	21,008	22,177
Real estate construction - commercial	55,076	43,486
Real estate mortgage - residential	225,541	221,223
Real estate mortgage - commercial	382,550	405,092
Installment and other consumer	21,655	24,966
Total loans	$839,547	$846,984

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Clinton, Warsaw, Springfield, Branson and Lee’s Summit, Missouri. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. At December 31, 2013, loans with a carrying value of $388.1 million were pledged to the Federal Home Loan Bank as collateral for borrowings and letters of credit.

The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company, are summarized as follows:

(in thousands)
Balance at December 31, 2012	$8,067
New loans	57
Amounts collected	(3,287)
Balance at December 31, 2013	$4,837

Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.

Allowance for loan losses

The following is a summary of the allowance for loan losses for the years ended December 31, 2013, 2012, and 2011:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total
Balance at December 31, 2010	$2,931	$2,067	$1,339	$3,922	$3,458	$231	$617	$14,565
Additions:
Provision for loan losses	837	914	485	1,104	8,593	204	(614)	11,523
Deductions:
Loans charged off	2,157	1,858	512	1,883	6,420	376	0	13,206
Less recoveries on loans	(193)	(65)	(250)	(108)	(103)	(208)	0	(927)
Net loans charged off	1,964	1,793	262	1,775	6,317	168	0	12,279
Balance at December 31, 2011	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809
Additions:
Provision for loan losses	1,732	(523)	126	955	6,318	293	(1)	8,900
Deductions:
Loans charged off	1,760	0	0	977	5,466	586	0	8,789
Less recoveries on loans	(161)	(67)	(23)	(158)	(248)	(265)	0	(922)
Net loans charged off	1,599	(67)	(23)	819	5,218	321	0	7,867
Balance at December 31, 2012	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842
Additions:
Provision for loan losses	992	318	(452)	273	622	272	5	2,030
Deductions:
Loans charged off	895	119	633	812	1,301	420	0	4,180
Less recoveries on loans	(340)	0	(5)	(111)	(368)	(203)	0	(1,027)
Net loans charged off	555	119	628	701	933	217	0	3,153
Balance at December 31, 2013	$2,374	$931	$631	$2,959	$6,523	$294	$7	$13,719

Loans, or portions of loans, are charged off to the extent deemed uncollectible or a loss is confirmed. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired. These loans are evaluated individually for impairment, and in conjunction with current economic conditions and loss experience, specific reserves are estimated as further discussed below. Loans not individually evaluated are aggregated by risk characteristics and reserves are recorded using a consistent methodology that considers historical loan loss experience by loan type, delinquencies, current economic conditions, loan risk ratings and industry concentration.

The following table provides the balance in the allowance for loan losses at December 31, 2013 and 2012, and the related loan balance by impairment methodology.

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, and	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total
December 31, 2013
Allowance for loan losses:
Individually evaluated for impairment	$721	$392	$304	$1,374	$1,989	$16	$0	$4,796
Collectively evaluated for impairment	1,653	539	327	1,585	4,534	278	7	8,923
Total	$2,374	$931	$631	$2,959	$6,523	$294	$7	$13,719
Loans outstanding:
Individually evaluated for impairment	$4,015	$2,204	$6,615	$6,517	$15,422	$43	$0	$34,816
Collectively evaluated for impairment	129,702	18,804	48,461	219,024	367,128	21,612	0	804,731
Total	$133,717	$21,008	$55,076	$225,541	$382,550	$21,655	$0	$839,547

December 31, 2012
Allowance for loan losses:
Individually evaluated for impairment	$213	$125	$542	$1,069	$2,071	$0	$0	$4,020
Collectively evaluated for impairment	1,724	607	1,169	2,318	4,763	239	2	10,822
Total	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842
Loans outstanding:
Individually evaluated for impairment	$4,157	$2,496	$7,762	$5,771	$18,959	$44	$0	$39,189
Collectively evaluated for impairment	125,883	19,681	35,724	215,452	386,133	24,922	0	807,795
Total	$130,040	$22,177	$43,486	$221,223	$405,092	$24,966	$0	$846,984

Impaired loans

Loans evaluated under ASC 310-10-35 include loans which are individually evaluated for impairment. All other loans are collectively evaluated for impairment under ASC 450-20. Impaired loans totaled $35.1 million and $39.4 million at December 31, 2013 and 2012, respectively, and are comprised of loans on non-accrual status and loans which have been classified as troubled debt restructurings. Total impaired loans of $35.1 million at December 31, 2013, includes $34.8 million of impaired loans individually evaluated for impairment and $259,000 of non-accrual consumer loans that were collectively evaluated for impairment. Total impaired loans of $39.4 million at December 31, 2012, includes $39.2 million of impaired loans individually evaluated for impairment and $174,000 of non-accrual consumer loans that were collectively evaluated for impairment.

The net carrying value of impaired loans is generally based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. At December 31, 2013 and 2012, $21.8 million and $36.1 million, respectively, of impaired loans were evaluated based on the fair value of the loan’s collateral. Once the impairment amount is calculated, a specific reserve allocation is recorded. At December 31, 2013, $4.8 million of the Company’s allowance for loan losses was allocated to impaired loans totaling $35.1 million compared to $4.0 million of the Company’s allowance for loan losses allocated to impaired loans totaling approximately $39.4 million at December 31, 2012. Management determined that $18.8 million, or 54%, of total impaired loans required no reserve allocation at December 31, 2013 compared to $14.7 million, or 37%, at December 31, 2012 primarily due to adequate collateral values, acceptable payment history and adequate cash flow ability.

The categories of impaired loans at December 31, 2013 and 2012 are as follows:

(in thousands)	2013	2012
Non-accrual loans	$23,680	$31,081
Troubled debt restructurings continuing to accrue interest	11,395	8,282
Total impaired loans	$35,075	$39,363

The following tables provide additional information about impaired loans at December 31, 2013 and 2012, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2013
With no related allowance recorded:
Commercial, financial and agricultural	$2,467	$2,593	$0
Real estate - construction residential	44	80	0
Real estate - construction commercial	6,101	7,148	0
Real estate - residential	2,121	2,654	0
Real estate - commercial	7,817	8,056	0
Consumer	259	282	0
Total	$18,809	$20,813	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,548	$1,607	$721
Real estate - construction residential	2,160	2,331	392
Real estate - construction commercial	514	514	304
Real estate - residential	4,396	4,570	1,374
Real estate - commercial	7,605	7,925	1,989
Consumer	43	45	16
Total	$16,266	$16,992	$4,796
Total impaired loans	$35,075	$37,805	$4,796

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2012
With no related allowance recorded:
Commercial, financial and agricultural	$3,272	$4,009	$0
Real estate - construction residential	2,307	2,339	0
Real estate - construction commercial	1,879	2,102	0
Real estate - residential	1,939	2,393	0
Real estate - commercial	5,162	5,565	0
Consumer	174	186	0
Total	$14,733	$16,594	$0
With an allowance recorded:
Commercial, financial and agricultural	$885	$898	$213
Real estate - construction residential	189	189	125
Real estate - construction commercial	5,883	6,011	542
Real estate - residential	3,832	3,999	1,069
Real estate - commercial	13,797	14,167	2,071
Consumer	44	44	0
Total	$24,630	$25,308	$4,020
Total impaired loans	$39,363	$41,902	$4,020

The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2013 and 2012:

	2013		2012
		Interest		Interest
	Average	Recognized	Average	Recognized
	Recorded	For the	Recorded	For the
(in thousands)	Investment	Period Ended	Investment	Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$2,693	$108	$4,157	$93
Real estate - construction residential	80	0	1,137	7
Real estate - construction commercial	7,437	6	1,692	0
Real estate - residential	2,612	51	3,169	50
Real estate - commercial	8,461	170	12,198	124
Consumer	290	3	170	1
Total	$21,573	$338	$22,523	$275
With an allowance recorded:
Commercial, financial and agricultural	$1,677	$29	$776	$29
Real estate - construction residential	2,409	0	189	0
Real estate - construction commercial	514	0	6,087	0
Real estate - residential	4,596	24	2,604	11
Real estate - commercial	8,157	113	11,271	99
Consumer	45	0	2	0
Total	$17,398	$166	$20,929	$139
Total impaired loans	$38,971	$504	$43,452	$414

The recorded investment varies from the unpaid principal balance primarily due to partial charge-offs taken resulting from current appraisals received. The amount recognized as interest income on impaired loans continuing to accrue interest, primarily related to troubled debt restructurings, was $504,000 and $414,000, for the years ended December 31, 2013 and 2012, respectively. The average recorded investment in impaired loans is calculated on a monthly basis during the years reported. Contractual interest lost on loans in non-accrual status was $1.2 million for the years ended December 31, 2013 and 2012, respectively.

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes. Borrowers are generally classified as delinquent once payments become 30 days or more past due.

The following table provides aging information for the Company’s past due and non-accrual loans at December 31, 2013 and 2012.

	Current or		90 Days
	Less Than		Past Due
	30 Days	30 - 89 Days	And Still
(in thousands)	Past Due	Past Due	Accruing	Non-Accrual	Total

December 31, 2013
Commercial, Financial, and Agricultural	$131,091	$942	$0	$1,684	$133,717
Real Estate Construction - Residential	18,738	66	0	2,204	21,008
Real Estate Construction - Commercial	48,230	595	0	6,251	55,076
Real Estate Mortgage - Residential	217,179	4,068	129	4,165	225,541
Real Estate Mortgage - Commercial	372,651	725	100	9,074	382,550
Installment and Other Consumer	21,048	291	14	302	21,655
Total	$808,937	$6,687	$243	$23,680	$839,547

December 31, 2012
Commercial, Financial, and Agricultural	$126,884	$1,821	$0	$1,335	$130,040
Real Estate Construction - Residential	19,390	290	0	2,497	22,177
Real Estate Construction - Commercial	35,117	607	0	7,762	43,486
Real Estate Mortgage - Residential	213,694	2,199	0	5,330	221,223
Real Estate Mortgage - Commercial	390,032	1,122	0	13,938	405,092
Installment and Other Consumer	24,221	520	6	219	24,966
Total	$809,338	$6,559	$6	$31,081	$846,984

Credit Quality

The Company categorizes loans into risk categories based upon an internal rating system reflecting management’s risk assessment. Loans are placed on watch status when (1) one or more weaknesses that could jeopardize timely liquidation exits; or (2) the margin or liquidity of an asset is sufficiently tenuous that adverse trends could result in a collection problem. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the Company may sustain some loss if the deficiencies are not corrected. It is the Company’s policy to discontinue the accrual of interest income on loans when management believes that the collection of interest or principal is doubtful. Loans are placed on non-accrual status when (1) deterioration in the financial condition of the borrower exists for which payment of full principal and interest is not expected, or (2) payment of principal or interest has been in default for a period of 90 days or more and the asset is not both well secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis.

The following table presents the risk categories by class at December 31, 2013 and 2012.

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total

At December 31, 2013
Watch	$15,016	$2,007	$6,111	$26,331	$23,662	$388	$73,515
Substandard	7,553	92	1,403	8,579	14,510	281	32,418
Non-accrual	1,684	2,204	6,251	4,165	9,074	302	23,680
Total	$24,253	$4,303	$13,765	$39,075	$47,246	$971	$129,613

At December 31, 2012
Watch	$14,814	$4,580	$6,459	$26,063	$29,753	$672	$82,341
Substandard	6,485	396	2,035	5,472	11,027	423	25,838
Non-accrual	1,335	2,497	7,762	5,330	13,938	219	31,081
Total	$22,634	$7,473	$16,256	$36,865	$54,718	$1,314	$139,260

Troubled Debt Restructurings

At December 31, 2013, loans classified as troubled debt restructurings (TDRs) totaled $21.5 million, of which $10.1 million were on non-accrual status and $11.4 million were on accrual status. At December 31, 2012, loans classified as TDRs totaled $22.4 million, of which $14.1 million were on non-accrual status and $8.3 million were on accrual status. When an individual loan is determined to be a TDR, the amount of impairment is based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the underlying collateral less applicable selling costs. Accordingly, specific reserves of $2.2 million and $1.5 million related to TDRs were allocated to the allowance for loan losses at December 31, 2013 and 2012, respectively.

The following table summarizes loans that were modified as TDRs during the years ended December 31, 2013 and 2012.

	2013			2012
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre- Modification	Post- Modification	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	0	$0	$0	4	$637	$613
Real estate construction - commercial	0	0	0	1	43	41
Real estate mortgage - residential	3	2,156	1,992	5	657	657
Real estate mortgage - commercial	1	1,282	1,282	2	645	644
Consumer	0	0	0	2	44	44
Total	4	$3,438	$3,274	14	$2,026	$1,999

(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon during the period ended are not reported.

The Company’s portfolio of loans classified as TDRs include concessions such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. Once a loan becomes a TDR, it will continue to be reported as a TDR until it is ultimately repaid in full, charged-off, or the collateral for the loan is foreclosed and sold. The Company considers a loan in TDR status in default when the borrower’s payment according to the modified terms is at least 90 days past due or has defaulted due to expiration of the loan’s maturity date. During the year ended December 31, 2013, four loans meeting the TDR criteria were modified compared to fourteen loans during the year ended December 31, 2012. There were no loans modified as a TDR that defaulted during the year December 31, 2013, and within twelve months of their modification date compared to one loan during the year ended December 31, 2012.